Unaudited Interim Condensed Consolidated Statement of Cash Flows - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities
Net loss	€ (34,962)	€ (29,286)
Reconciliation of net loss and the cash used for operating activities
Gain or loss on exchange (calculated)	(375)	(596)
Amortization and depreciation	2,509	1,095
Provision	(7)	110
Net booked value of scrapped fixed assets	(8)
Expenses related to share-based payments	384	749
Interest expense	228	279
Income tax expense		1
Gains or loss on assets and liabilities in foreign currency	(88)	20
Operating cash flow before change in working capital	(32,319)	(27,628)
(Increase) decrease in inventories	(28)	1,189
(Increase) decrease in trade and other receivables	35	(887)
(Increase) decrease in other current assets	(162)	(484)
Increase (decrease) in trade and other payables	3,041	3,720
Increase (decrease) in other current liabilities	184	272
Change in working capital	3,070	3,810
Net cash flow used in operating activities	(29,249)	(23,818)
Cash flows from investing activities
Acquisition of property, plant and equipment	(874)	(17,648)
Acquisitions of intangible assets	(82)	(2)
Acquisitions of non-current & current financial assets	(262)
Disposal of property, plant and equipment	86
Disposal of non-current & current financial assets		80
Net cash flow used in investing activities	(1,132)	(17,570)
Cash flows from financing activities
Capital increases, net of transaction costs	118
Subscription of warrants	12
Proceeds from borrowings	2,979
Repayment of borrowings	(62)	(368)
Allowance received from a lessor	194	1,848
Repayment of lease debt (IFRS 16)	(810)	(519)
Interests paid	(175)	(119)
Net cash flow from (used in) financing activities	2,256	842
Exchange rate effect on cash in foreign currency	385	627
Increase / Decrease in cash and cash equivalents	(27,740)	(39,919)
Net cash and cash equivalents at the beginning of the period	73,173	134,371
Net cash and cash equivalents at the closing of the period	45,433	94,452
Supplemental disclosure of cash flows information
Cash paid for interest	175	119
Cash paid for income tax	€ 0	€ 0